Customer deposits - Additional information (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	€ 225,865	€ 221,773
Savings accounts	349,910	334,296
Time deposits	113,104	92,154
Private Individuals
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	106,497	107,711
Savings accounts	322,365	305,743
Time deposits	€ 50,834	€ 46,762